Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	$2,365	$2,494,665
MDC Partners Inc., 7.50%, 05/01/24 (Call 03/01/21)(a)(b)(c)	7,688	7,841,760
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 02/15/24 (Call 02/16/21)(b)	3,856	3,896,488
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	4,295	4,558,069
		18,790,982
Aerospace & Defense — 2.2%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	10,682	11,751,375
5.87%, 02/23/22	3,665	3,839,138
6.88%, 05/01/25 (Call 04/01/25)	10,814	12,611,828
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	8,905	8,815,950
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	4,820	5,061,000
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	10,275	11,022,095
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	7,089	7,976,330
TransDigm Inc.
6.50%, 07/15/24 (Call 02/14/21)	9,797	9,959,140
6.50%, 05/15/25 (Call 03/01/21)(b)	5,880	6,030,958
8.00%, 12/15/25 (Call 04/08/22)(a)	10,500	11,469,063
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/01/21)(a)(b)	5,741	5,683,590
7.75%, 08/15/25 (Call 03/01/21)(b)	1,750	1,640,625
8.88%, 06/01/24 (Call 02/01/23)(a)	7,850	8,649,680
		104,510,772
Agriculture — 0.3%
JBS Investments II GmbH, 7.00%, 01/15/26
(Call 01/15/22)(a)	5,585	5,989,912
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(a)	8,683	8,815,778
		14,805,690
Airlines — 1.9%
Air Canada, 7.75%, 04/15/21(a)	3,189	3,208,931
American Airlines Group Inc., 5.00%, 06/01/22(a)(b)	5,550	5,217,000
American Airlines Inc., 11.75%, 07/15/25(a)	25,660	29,737,887
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	8,330	8,178,880
3.40%, 04/19/21	4,550	4,555,687
3.63%, 03/15/22 (Call 02/15/22)	9,000	9,157,950
3.80%, 04/19/23 (Call 03/19/23)	4,150	4,243,556
7.38%, 01/15/26 (Call 12/15/25)(b)	10,600	12,183,375
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 01/20/24)(a)	1,585	1,648,400
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	7,645	8,677,075
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	2,354	2,354,000
4.88%, 01/15/25(b)	3,632	3,471,720
		92,634,461
Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	8,588	9,069,186
5.38%, 05/15/25 (Call 05/15/22)(a)	5,655	6,014,262
Levi Strauss & Co., 5.00%, 05/01/25 (Call 03/01/21)(b)	9,075	9,299,553
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	4,300	4,547,422
Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)(b)	$4,549	$4,838,999
		33,769,422
Auto Manufacturers — 3.7%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	9,425	10,200,678
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/01/21)(a)	6,371	6,527,599
Ford Motor Co.
8.50%, 04/21/23	16,715	18,729,157
9.00%, 04/22/25 (Call 03/22/25)	18,269	22,242,507
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	1,200	1,215,533
3.09%, 01/09/23	6,050	6,116,853
3.10%, 05/04/23(b)	900	914,625
3.22%, 01/09/22	1,700	1,719,125
3.34%, 03/18/21(b)	600	600,694
3.34%, 03/28/22 (Call 02/28/22)	2,000	2,024,520
3.35%, 11/01/22(b)	4,900	4,978,155
3.37%, 11/17/23	4,590	4,686,161
3.38%, 11/13/25 (Call 10/13/25)(b)	11,341	11,567,820
3.81%, 01/09/24 (Call 11/09/23)	1,613	1,664,406
4.06%, 11/01/24 (Call 10/01/24)(b)	4,096	4,269,629
4.13%, 08/04/25(b)	3,500	3,677,530
4.14%, 02/15/23 (Call 01/15/23)	1,600	1,652,970
4.25%, 09/20/22	4,030	4,158,816
4.38%, 08/06/23(b)	1,100	1,147,254
4.39%, 01/08/26	4,000	4,255,000
5.13%, 06/16/25 (Call 05/16/25)(b)	7,155	7,770,330
5.58%, 03/18/24 (Call 02/18/24)	5,500	5,946,875
5.60%, 01/07/22(b)	4,250	4,382,813
5.88%, 08/02/21	3,000	3,060,000
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 03/01/21)(a)	4,449	4,435,625
7.75%, 10/15/25 (Call 10/15/22)(a)	6,345	6,884,325
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	6,055	6,732,555
Stellantis NV, 5.25%, 04/15/23(b)	9,853	10,758,195
Tesla Inc., 5.30%, 08/15/25 (Call 03/01/21)(a)(b)	15,835	16,483,443
		178,803,193
Auto Parts & Equipment — 1.3%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)(b)	5,405	6,046,844
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 03/01/21)(b)	6,460	6,661,949
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	4,345	4,634,471
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 03/01/21)(a)	3,820	3,949,733
Dana Inc., 5.50%, 12/15/24 (Call 03/01/21)(b)	4,257	4,346,687
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 03/01/21)(b)	8,874	8,894,168
9.50%, 05/31/25 (Call 05/31/22)	7,209	8,065,069
Meritor Inc., 6.25%, 02/15/24 (Call 03/01/21)(b)	1,899	1,927,096
Titan International Inc., 6.50%, 11/30/23 (Call 03/01/21)(b)	1,500	1,423,188
ZF North America Capital Inc.
4.50%, 04/29/22(a)	5,170	5,316,820
4.75%, 04/29/25(a)	9,496	10,254,523
		61,520,548
Banks — 1.9%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(d)	4,195	4,461,173

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 03/09/21 (Call 02/09/21)	$4,966	$4,968,483
4.75%, 02/16/24 (Call 11/16/23)	4,067	4,459,320
5.00%, 08/15/22(b)	10,343	10,965,468
5.00%, 08/01/23(b)	6,710	7,339,062
5.25%, 03/07/25 (Call 12/07/24)	4,300	4,941,173
Commerzbank AG, 8.13%, 09/19/23(a)(b)	9,023	10,473,851
Deutsche Bank AG, 4.50%, 04/01/25(b)	13,285	14,212,310
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 03/01/21)(a)(b)	3,101	3,229,441
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	6,440	6,686,330
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	17,647	19,205,583
		90,942,194
Beverages — 0.2%
Ajecorp BV, 6.50%, 05/14/22 (Call 03/01/21)(a)(b)	3,845	3,847,884
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 02/08/21)(a)	6,380	6,571,400
		10,419,284
Building Materials — 0.2%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)(b)	5,040	5,398,228
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/01/21)(b)	3,009	3,087,986
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/01/21)	309	317,943
		8,804,157
Chemicals — 2.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	3,279	3,420,745
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 03/01/21)(a)	4,287	4,356,664
CF Industries Inc., 3.45%, 06/01/23	6,129	6,434,347
Chemours Co. (The), 7.00%, 05/15/25 (Call 03/01/21)(b)	6,368	6,579,736
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 03/01/21)(a)(b)	4,023	3,651,519
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/16/21)(a)(b)	5,148	5,222,552
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 03/01/21)(a)(b)	3,638	3,691,029
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)	4,275	4,301,719
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	3,750	3,768,750
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	9,139	9,395,603
5.00%, 05/01/25 (Call 01/31/25)(a)	4,825	4,993,372
5.25%, 08/01/23 (Call 03/01/21)(a)	2,827	2,844,187
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	4,355	4,505,378
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	3,766	3,891,370
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)(b)	4,575	5,690,156
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 03/01/21)(a)	5,255	5,412,650
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 03/01/21)(a)	3,900	3,529,500
7.63%, 01/15/26 (Call 01/15/24)(a)	4,735	4,962,280
SPCM SA, 4.88%, 09/15/25 (Call 02/08/21)(a)	3,690	3,803,534
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	8,112	7,704,696
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 03/01/21)(a)(b)	3,905	4,002,625
Tronox Finance PLC, 5.75%, 10/01/25 (Call 03/01/21)(a)(b)	4,720	4,895,712
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	3,238	3,472,755
Security	Par (000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 03/01/21)(a)(b)	$3,485	$3,458,862
		113,989,741
Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 03/01/21)(a)	5,422	5,543,995

Commercial Services — 2.5%
ADT Security Corp. (The)
3.50%, 07/15/22	9,047	9,266,105
4.13%, 06/15/23(b)	6,023	6,337,702
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/01/21)(a)(b)	3,800	2,818,520
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/08/21)(a)(b)	4,002	4,084,041
Aptim Corp., 7.75%, 06/15/25 (Call 02/16/21)(a)	3,300	2,805,825
APX Group Inc.
7.63%, 09/01/23 (Call 03/01/21)	3,176	3,294,042
7.88%, 12/01/22 (Call 03/01/21)	6,473	6,485,169
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/01/21)(a)(b)	3,147	3,157,880
6.38%, 04/01/24 (Call 03/01/21)(a)	3,566	3,619,178
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	4,015	4,747,055
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)(b)	3,365	3,586,196
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	4,648	5,060,742
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	4,745	4,976,319
Laureate Education Inc., 8.25%, 05/01/25 (Call 03/01/21)(a)	6,540	6,883,350
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	820	834,350
Midas Intermediate Holdco II LLC/Midas Intermediate
Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/16/21)(a)(b)	2,322	2,231,326
Nielsen Co Luxembourg SARL (The)
5.00%, 02/01/25 (Call 03/01/21)(a)(b)	4,404	4,525,110
5.50%, 10/01/21 (Call 03/01/21)(a)(b)	233	233,781
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/01/21)(a)	7,659	7,674,318
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)(b)	6,881	7,316,641
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/01/21)(a)(b)	4,950	5,100,202
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	6,045	6,506,687
9.25%, 04/15/25 (Call 03/16/25)(a)	7,425	8,809,391
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/16/21)(a)(b)	4,575	4,117,500
WEX Inc., 4.75%, 02/01/23 (Call 03/01/21)(a)	3,508	3,516,840
		117,988,270
Computers — 1.5%
Dell Inc., 4.63%, 04/01/21(b)	3,148	3,172,397
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/16/21)(a)	9,394	9,414,667
7.13%, 06/15/24 (Call 02/16/21)(a)(b)	13,962	14,500,933
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 03/01/21)(b)	4,417	4,505,340
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	5,607	6,202,744
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	8,530	8,859,646
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)(b)	3,355	3,676,073

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 02/08/21)(a)	$11,645	$11,979,794
Vericast Corp., 8.38%, 08/15/22 (Call 03/01/21)(a)	6,081	6,141,819
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 03/01/21)(a)	1,350	1,418,237
		69,871,650
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 7.00%, 03/15/23	4,767	5,174,578
Edgewell Personal Care Co., 4.70%, 05/24/22	4,400	4,565,000
		9,739,578
Distribution & Wholesale — 0.8%
Avient Corp.
5.25%, 03/15/23(b)	4,804	5,177,151
5.75%, 05/15/25 (Call 05/15/22)(a)(b)	5,930	6,285,059
Core & Main LP, 6.13%, 08/15/25 (Call 03/01/21)(a)(b)	6,095	6,265,660
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	3,955	4,324,298
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 03/01/21)(a)(b)	8,805	9,047,137
Performance Food Group Inc., 5.50%, 06/01/24 (Call 02/08/21)(a)	2,616	2,632,350
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	6,156	5,886,675
		39,618,330
Diversified Financial Services — 3.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	9,370	10,918,360
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	4,059	4,180,770
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	6,065	5,943,700
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	3,355	3,279,558
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	3,268	3,458,020
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	3,175	3,154,759
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	6,250	6,677,734
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	3,598	3,754,513
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	1,750	1,771,875
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)(b)	4,705	4,999,063
LPL Holdings Inc., 5.75%, 09/15/25 (Call 02/08/21)(a)	7,150	7,388,095
Navient Corp.
5.50%, 01/25/23(b)	8,425	8,801,096
5.88%, 10/25/24(b)	4,385	4,659,063
6.13%, 03/25/24	7,629	8,120,689
6.50%, 06/15/22	8,670	9,079,929
6.63%, 07/26/21	6,422	6,566,495
6.75%, 06/25/25	4,300	4,713,875
7.25%, 01/25/22	5,282	5,480,075
7.25%, 09/25/23(b)	4,685	5,155,452
OneMain Finance Corp.
5.63%, 03/15/23	6,939	7,437,879
6.13%, 05/15/22(b)	7,565	7,988,262
6.13%, 03/15/24 (Call 09/15/23)(b)	11,142	12,176,200
6.88%, 03/15/25(b)	10,985	12,605,287
8.88%, 06/01/25 (Call 06/01/22)	4,665	5,215,937
Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	$5,810	$6,085,975
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	4,710	4,994,013
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	3,556	3,858,260
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 03/01/21)(a)(b)	3,981	3,963,086
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	7,131	7,505,378
		179,933,398
Electric — 0.8%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	5,103	5,374,354
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	3,965	4,237,594
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	4,380	4,568,887
InterGen NV, 7.00%, 06/30/23 (Call 03/01/21)(a)(b)	3,873	3,725,826
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	6,537	6,929,874
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	690	733,729
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 03/01/21)	3,950	3,137,801
10.50%, 01/15/26 (Call 01/15/22)(a)	5,250	4,830,000
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(b)	3,210	3,354,450
		36,892,515
Electrical Components & Equipment — 0.4%
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 03/01/21)(b)	2,531	2,599,653
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	13,797	15,024,933
		17,624,586
Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	3,690	3,960,108
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	2,896	3,337,640
Sensata Technologies BV
4.88%, 10/15/23(a)	4,201	4,495,070
5.00%, 10/01/25(a)	7,625	8,412,046
5.63%, 11/01/24(a)(b)	2,075	2,303,898
TTM Technologies Inc., 5.63%, 10/01/25 (Call 03/01/21)(a)(b)	3,550	3,630,656
		26,139,418
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	4,244	4,374,694

Engineering & Construction — 0.8%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(b)	7,483	8,342,476
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 03/01/21)(a)(b)	8,805	8,937,075
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	325	330,688
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	4,675	4,638,385
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	8,860	9,812,450
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/16/21)(a)(b)	4,618	4,687,270
		36,748,344
Entertainment — 4.2%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	4,400	4,499,000
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	2,000	2,042,500

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	$4,960	$5,178,240
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	29,945	31,651,865
Caesars Resort Collection LLC/CRC Finco Inc. 5.25%, 10/15/25 (Call 02/08/21)(a)	15,220	15,196,866
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	8,395	8,821,407
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 03/01/21)(b)	4,420	4,433,923
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	8,500	8,850,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/01/21)	7,557	7,295,204
5.13%, 12/15/22 (Call 03/01/21)	2,490	2,432,523
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 02/08/21)(a)	4,258	4,224,308
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	4,466	5,028,716
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	8,381	8,546,405
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	9,916	11,007,724
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 03/01/21)(a)(b)	3,815	3,962,513
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/01/21)(a)(b)	3,380	3,449,729
6.38%, 02/01/24 (Call 03/01/21)(a)(b)	5,160	5,313,871
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 02/03/21)(a)	5,406	5,460,030
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/16/21)(a)(b)	3,075	3,140,344
8.00%, 02/01/26 (Call 02/01/23)(a)	10,760	10,629,051
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/01/21)(a)(b)	10,324	10,634,546
8.63%, 07/01/25 (Call 07/01/22)(a)(b)	5,585	6,033,755
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	4,820	5,193,550
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 03/01/21)(a)	9,454	9,383,052
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	4,710	5,068,313
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	5,165	5,498,356
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)(b)	5,498	5,903,477
		198,879,893
Environmental Control — 0.5%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 03/01/21)(b)	3,280	3,414,378
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	7,095	7,249,088
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	4,080	4,212,600
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	5,237	5,446,480
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	4,440	4,849,035
		25,171,581
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)	7,125	7,308,611
B&G Foods Inc., 5.25%, 04/01/25 (Call 03/01/21)(b)	8,130	8,353,575
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 03/01/21)(a)	4,970	5,152,896
Security	Par (000)	Value

Food (continued)
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	$4,495	$5,088,621
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 03/01/21)(a)	4,900	5,053,125
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/01/21)(b)	121	122,361
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 02/16/21)(a)	8,710	8,961,283
Kraft Heinz Foods Co.
3.50%, 06/06/22(b)	3,030	3,142,843
3.95%, 07/15/25 (Call 04/15/25)(b)	14,796	16,146,135
4.00%, 06/15/23 (Call 05/15/23)(b)	3,775	4,039,745
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	6,991	7,283,224
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/01/21)(a)	9,359	9,566,893
Simmons Foods Inc., 5.75%, 11/01/24 (Call 03/01/21)(a)(b)	4,676	4,810,435
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 03/01/21)(a)(b)	5,027	5,120,571
U.S. Foods Inc.
5.88%, 06/15/24 (Call 02/04/21)(a)	4,107	4,167,784
6.25%, 04/15/25 (Call 04/15/22)(a)	9,784	10,416,536
		104,734,638
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 03/01/21)(a)(b)	4,650	4,776,480
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	13,592	14,464,267
		19,240,747
Forest Products & Paper — 0.1%
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 02/18/21)(b)	3,909	3,920,049

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,837	6,428,129
5.63%, 05/20/24 (Call 03/20/24)(b)	6,630	7,294,392
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/01/21)(a)(b)	3,671	3,596,203
		17,318,724
Health Care - Products — 0.1%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	3,410	3,656,665

Health Care - Services — 5.4%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 03/01/21)	6,485	6,503,677
6.50%, 03/01/24 (Call 03/01/21)	3,797	3,871,231
Air Methods Corp., 8.00%, 05/15/25 (Call 03/01/21)(a)	4,425	4,015,688
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)	3,805	4,033,300
Centene Corp., 4.75%, 01/15/25 (Call 03/01/21)	18,673	19,146,491
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(a)	12,305	12,946,757
8.13%, 06/30/24 (Call 06/30/21)(a)	11,499	12,102,697
8.63%, 01/15/24 (Call 02/11/21)(a)	10,377	10,843,864
9.88%, 06/30/23 (Call 02/04/21)(a)(c)	16,139	17,348,737
Encompass Health Corp., 5.75%, 09/15/25 (Call 03/01/21)(b)	2,750	2,843,844
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	5,540	5,725,313
HCA Inc.
5.38%, 02/01/25(b)	23,203	26,029,357
5.88%, 05/01/23	9,807	10,701,889

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	$5,676	$6,063,671
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	2,279	2,512,598
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	4,595	4,887,931
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	5,346	5,660,077
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)(b)	6,535	7,029,111
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	7,120	7,387,000
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 03/01/21)(a)(b)	3,650	3,759,683
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/01/21)(b)	16,354	16,657,367
4.63%, 09/01/24 (Call 09/01/21)(a)	5,174	5,325,283
4.88%, 01/01/26 (Call 03/01/22)(a)	14,130	14,739,427
5.13%, 05/01/25 (Call 03/01/21)(b)	13,400	13,571,883
6.75%, 06/15/23	17,094	18,546,648
7.00%, 08/01/25 (Call 03/01/21)(b)	4,475	4,637,219
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	6,145	6,648,153
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 02/04/21)(a)	6,182	6,367,460
		259,906,356
Holding Companies - Diversified — 1.0%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	4,471	4,476,589
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(b)	9,815	10,367,094
6.25%, 02/01/22 (Call 03/01/21)	10,991	11,018,668
6.38%, 12/15/25 (Call 03/01/21)	2,200	2,274,250
6.75%, 02/01/24 (Call 03/01/21)	4,886	4,984,941
Stena AB, 7.00%, 02/01/24(a)	4,737	4,620,944
Stena International SA
5.75%, 03/01/24(a)(b)	3,495	3,469,661
6.13%, 02/01/25 (Call 02/01/22)(a)(b)	2,665	2,601,040
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	5,303	5,422,317
		49,235,504
Home Builders — 1.3%
Brookfield Residential Properties Inc./Brookfield
Residential U.S. Corp., 6.38%, 05/15/25 (Call 03/01/21)(a)	2,408	2,482,114
Century Communities Inc., 5.88%, 07/15/25 (Call 03/01/21)(b)	3,925	4,088,607
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	3,930	4,144,482
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	2,730	2,870,766
KB Home
7.00%, 12/15/21 (Call 09/15/21)	4,967	5,144,393
7.50%, 09/15/22	2,696	2,939,449
7.63%, 05/15/23 (Call 11/15/22)(b)	2,538	2,797,590
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	2,305	2,357,439
4.50%, 04/30/24 (Call 01/31/24)	390	429,729
4.75%, 11/15/22 (Call 08/15/22)	1,248	1,321,047
4.88%, 12/15/23 (Call 09/15/23)	220	242,550
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	3,720	4,222,758
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	6,078	6,497,012
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	999	1,000,961
Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	$3,773	$4,095,238
5.88%, 04/15/23 (Call 01/15/23)(a)	2,722	2,891,287
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	4,949	5,238,278
5.88%, 02/15/22 (Call 11/15/21)(b)	4,570	4,752,800
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,330	4,746,762
		62,263,262
Household Products & Wares — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 03/01/21)(a)(b)	3,215	3,305,020
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(a)(b)	5,248	5,352,960
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 03/01/21)(b)	4,450	4,592,622
		13,250,602
Housewares — 0.4%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	6,035	6,472,538
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	8,150	8,582,806
4.88%, 06/01/25 (Call 05/01/25)(b)	4,715	5,191,026
		20,246,370
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/01/21)(a)(b)	8,805	9,092,383
8.13%, 02/15/24 (Call 03/01/21)(a)(b)	7,605	7,935,817
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/01/21)(a)	4,185	4,313,061
Genworth Holdings Inc.
4.80%, 02/15/24(b)	3,631	3,388,159
4.90%, 08/15/23	3,693	3,484,838
7.63%, 09/24/21	5,350	5,350,000
Highlands Holdings Bond Issuer Ltd./Highlands Holdings
Bond Co-Issuer Inc. (8.38% PIK), 7.63%, 10/15/25 (Call 10/15/22)(a)(e)	365	392,576
MGIC Investment Corp., 5.75%, 08/15/23	599	649,016
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,480	3,915,000
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,419	4,647,131
6.63%, 03/15/25 (Call 09/15/24)(b)	4,455	5,023,012
USI Inc./NY, 6.88%, 05/01/25 (Call 03/01/21)(a)(b)	4,750	4,844,050
		53,035,043
Internet — 1.5%
Cogent Communications Group Inc., 5.38%, 03/01/22
(Call 12/01/21)(a)(b)	3,164	3,249,674
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)(b)	3,587	3,679,007
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	4,785	5,184,547
5.38%, 02/01/21	3,578	3,578,000
5.50%, 02/15/22	6,703	7,013,014
5.75%, 03/01/24(b)	3,041	3,450,927
5.88%, 02/15/25(b)	7,421	8,625,675
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	2,037	2,088,862
5.00%, 04/15/25 (Call 02/08/21)(a)	10,225	10,390,325
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	4,770	5,145,638
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	9,075	9,733,391

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
VeriSign Inc.
4.63%, 05/01/23 (Call 03/01/21)(b)	$6,885	$6,944,073
5.25%, 04/01/25 (Call 01/01/25)(b)	4,225	4,783,756
		73,866,889
Iron & Steel — 1.0%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	4,736	5,195,345
ArcelorMittal SA
3.60%, 07/16/24	7,275	7,803,310
6.13%, 06/01/25(b)	945	1,114,627
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 03/01/21)(a)	3,952	4,037,561
5.75%, 03/01/25 (Call 03/01/21)(b)	3,475	3,558,906
9.88%, 10/17/25 (Call 10/17/22)(a)	8,282	9,738,638
U.S. Steel Corp., 6.88%, 08/15/25 (Call 03/01/21)	6,805	6,728,444
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	9,130	10,638,197
		48,815,028
Leisure Time — 0.8%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 03/01/21)(a)(b)	3,767	3,465,640
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	7,613	7,701,273
8.50%, 06/15/23 (Call 03/01/21)(a)	3,834	3,838,792
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	4,875	4,340,273
5.88%, 03/15/26 (Call 12/15/25)(a)	310	306,513
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	5,579	6,527,430
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22(b)	2,410	2,379,875
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	930	1,007,888
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	6,031	7,027,623
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/01/21)	3,103	3,156,216
		39,751,523
Lodging — 3.0%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	5,539	6,120,595
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/01/21)(a)	4,341	4,459,292
10.75%, 09/01/24 (Call 03/01/21)(a)	5,471	5,635,130
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)(b)	4,575	4,826,625
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	4,615	4,903,438
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 03/01/21)(a)(b)	9,025	9,248,910
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	3,691	3,843,170
5.38%, 05/15/24 (Call 05/15/21)(a)	7,094	7,286,957
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(b)	6,330	6,952,465
6.00%, 03/15/23(b)	10,826	11,567,967
6.75%, 05/01/25 (Call 05/01/22)	6,450	6,903,113
7.75%, 03/15/22	8,284	8,803,351
Station Casinos LLC, 5.00%, 10/01/25 (Call 03/01/21)(a)	5,010	5,055,015
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(a)	4,566	4,798,163
7.25%, 02/11/24 (Call 02/14/21)(a)	3,650	3,789,383
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	5,620	6,007,818
Security	Par (000)	Value

Lodging (continued)
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	$3,341	$3,429,954
4.25%, 03/01/22 (Call 12/01/21)	5,139	5,215,999
6.60%, 10/01/25 (Call 07/01/25)	3,410	3,793,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	3,405	3,437,499
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	15,625	16,135,417
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/08/21)(a)(b)	5,701	5,750,884
5.50%, 01/15/26 (Call 06/15/22)(a)	4,024	4,153,573
		142,118,343
Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/01/21)(a)(b)	3,500	3,440,875
Colfax Corp., 6.00%, 02/15/24 (Call 03/01/21)(a)	4,910	5,081,850
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 03/01/21)(a)(b)	4,800	5,001,600
Terex Corp., 5.63%, 02/01/25 (Call 02/18/21)(a)(b)	5,405	5,546,881
Welbilt Inc., 9.50%, 02/15/24 (Call 03/01/21)(b)	3,198	3,289,271
		22,360,477
Manufacturing — 1.6%
Bombardier Inc.
5.75%, 03/15/22(a)	4,266	4,377,982
6.00%, 10/15/22 (Call 03/01/21)(a)	10,750	10,669,375
6.13%, 01/15/23(a)(b)	10,655	10,710,406
7.50%, 12/01/24 (Call 03/01/21)(a)	8,494	8,154,771
7.50%, 03/15/25 (Call 03/01/21)(a)(b)	13,080	12,196,446
8.75%, 12/01/21(a)(b)	8,590	8,998,025
FXI Holdings Inc., 7.88%, 11/01/24 (Call 03/01/21)(a)	4,892	4,960,977
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	2,714	2,853,463
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(b)	3,000	3,227,691
Koppers Inc., 6.00%, 02/15/25 (Call 03/01/21)(a)(b)	4,369	4,489,147
LSB Industries Inc., 9.63%, 05/01/23 (Call 03/01/21)(a)(b)	4,291	4,464,785
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	3,275	3,450,868
		78,553,936
Media — 4.3%
AMC Networks Inc.
4.75%, 12/15/22 (Call 02/26/21)	3,044	3,050,094
4.75%, 08/01/25 (Call 08/01/21)(b)	7,585	7,812,550
5.00%, 04/01/24 (Call 03/01/21)(b)	9,367	9,515,748
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 02/16/21)(a)(b)	3,952	3,992,824
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/01/21)(a)(b)	4,870	4,785,391
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 03/01/21)(b)	16,945	17,626,358
CSC Holdings LLC
5.25%, 06/01/24	7,000	7,544,250
5.88%, 09/15/22(b)	5,148	5,440,690
6.75%, 11/15/21	8,569	8,911,760
DISH DBS Corp.
5.00%, 03/15/23(b)	12,835	13,197,695
5.88%, 07/15/22(b)	16,988	17,656,987
5.88%, 11/15/24(b)	18,024	18,708,011
6.75%, 06/01/21	17,195	17,458,083
Entercom Media Corp., 7.25%, 11/01/24 (Call 03/01/21)(a)(b)	3,890	3,963,327
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 03/01/21)(a)(b)	3,965	4,044,300

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill
Global Education Finance, 7.88%, 05/15/24 (Call 03/01/21)(a)(b)(f)	$635	$595,313
Quebecor Media Inc., 5.75%, 01/15/23	7,119	7,665,739
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 03/01/21)(a)(b)	8,279	8,363,446
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	12,985	13,425,971

Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	220	227,150
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/21)(a)(b)	13,686	13,737,323
9.50%, 05/01/25 (Call 05/01/22)(a)	1,925	2,107,126
Urban One Inc., 8.75%, 12/15/22 (Call 02/10/21)(a)	3,213	3,215,008
Videotron Ltd.
5.00%, 07/15/22	6,599	6,905,854
5.38%, 06/15/24 (Call 03/15/24)(a)	5,154	5,661,499
		205,612,497
Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/01/21)(a)	7,562	7,713,240

Mining — 1.6%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 03/01/21)(a)	6,935	7,195,063
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)(b)	6,615	7,097,472
Constellium SE
5.75%, 05/15/24 (Call 03/01/21)(a)	3,072	3,117,300
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	6,030	6,141,977
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	6,480	6,664,668
5.13%, 03/15/23 (Call 12/15/22)(a)	4,773	5,020,623
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,770	7,360,682
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	3,870	3,946,239
3.88%, 03/15/23 (Call 12/15/22)(b)	11,086	11,580,523
4.55%, 11/14/24 (Call 08/14/24)(b)	5,474	6,009,327
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)(b)	3,790	4,050,435
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	4,530	4,839,839
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	2,000	1,992,500
		75,016,648
Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	3,933	4,070,655
5.50%, 12/01/24 (Call 06/01/24)	6,450	7,120,696
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	3,150	3,244,500
5.95%, 04/01/23 (Call 03/01/23)	691	719,504
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	9,131	9,605,812
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	6,330	6,627,204
		31,388,371
Oil & Gas — 8.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	1,485	1,520,269
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)(b)	4,300	4,425,775
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(b)	4,938	4,691,100
5.13%, 12/01/22 (Call 02/10/21)	3,420	3,417,435
Security	Par (000)	Value

Oil & Gas (continued)
5.63%, 06/01/23 (Call 03/01/21)(b)	$5,813	$5,696,740
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)(b)	4,515	4,618,092
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	1,935	1,920,488
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.25%, 07/15/24 (Call 07/15/21)(a)	517	578,006
11.00%, 04/15/25 (Call 10/15/21)(a)	4,490	4,477,621
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(b)	285	291,774
3.80%, 09/15/23 (Call 06/15/23)	335	353,996
5.38%, 07/15/25 (Call 04/15/25)	4,195	4,750,418
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	11,887	11,411,520
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/01/21)(a)	5,101	5,088,758
7.00%, 06/15/25 (Call 06/15/22)(a)	9,790	9,934,892
Comstock Resources Inc., 7.50%, 05/15/25 (Call 03/01/21)(a)	5,569	5,694,303
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	9,155	9,383,875
4.50%, 04/15/23 (Call 01/15/23)(b)	5,417	5,571,046
5.00%, 09/15/22 (Call 03/01/21)	2,128	2,130,660
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 03/01/21)(a)	10,420	10,367,900
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)(b)	5,399	5,237,030
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)	5,765	5,992,538
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 03/01/21)(a)	4,675	4,838,625
6.63%, 07/15/25 (Call 07/15/22)(a)	5,276	5,621,730
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	2,830	2,874,126
7.88%, 02/01/25 (Call 01/01/25)(b)	9,519	11,217,666
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 03/01/21)(a)	5,005	5,125,996
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	4,507	4,555,450
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	5,275	4,529,906
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	3,385	3,606,576
6.13%, 06/30/25 (Call 03/30/25)(a)	5,910	6,545,114
MEG Energy Corp.
6.50%, 01/15/25 (Call 03/01/21)(a)	4,250	4,377,925
7.00%, 03/31/24 (Call 02/18/21)(a)(b)	5,419	5,493,240
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 03/01/21)(a)	5,700	4,739,906
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	295	299,278
5.75%, 08/15/25 (Call 03/01/21)(b)	5,290	5,086,123
6.88%, 08/15/24 (Call 03/01/21)	4,108	4,020,705
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	4,675	3,735,325
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	7,490	7,321,475
Occidental Petroleum Corp.
2.70%, 08/15/22	7,466	7,486,233
2.70%, 02/15/23 (Call 11/15/22)(b)	7,840	7,750,232
2.90%, 08/15/24 (Call 07/15/24)(b)	26,265	25,428,507
3.13%, 02/15/22 (Call 11/15/21)	6,760	6,776,900
3.50%, 06/15/25 (Call 03/15/25)	6,750	6,547,653
5.50%, 12/01/25 (Call 09/01/25)	6,825	7,115,062

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 09/01/25 (Call 06/01/25)(b)	$7,630	$8,009,211
6.95%, 07/01/24	5,370	5,885,520
8.00%, 07/15/25 (Call 04/15/25)(b)	4,295	4,849,055
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	6,400	6,986,880
5.63%, 07/01/24	6,575	7,138,806
5.75%, 01/30/22	5,550	5,758,125
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	4,300	4,343,000
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 03/01/21)	4,000	2,648,000
9.25%, 05/15/25 (Call 05/15/22)(a)	11,365	10,953,019
PDC Energy Inc., 6.13%, 09/15/24 (Call 03/01/21)	3,639	3,709,051
Puma International Financing SA, 5.13%, 10/06/24 (Call 02/09/21)(a)	4,500	4,486,725
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	5,546	5,844,097
5.38%, 10/01/22 (Call 07/01/22)	4,600	4,789,436
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	5,975	5,856,590
5.00%, 08/15/22 (Call 05/15/22)(b)	4,467	4,502,690
5.00%, 03/15/23 (Call 12/15/22)(b)	4,201	4,220,745
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 03/01/21)(a)	6,380	6,493,489
6.75%, 05/01/23 (Call 03/01/21)(a)	2,957	2,986,570
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)(b)	3,991	4,420,033
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)(b)	7,684	8,010,570
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	5,705	5,405,488
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/01/21)(a)(b)	3,305	3,306,735
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	4,155	3,690,708
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	2,184	2,057,983
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	5,257	4,809,912
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 03/01/21)(a)	1,000	933,750
9.75%, 04/15/23 (Call 03/01/21)(a)	3,950	3,690,485
W&T Offshore Inc., 9.75%, 11/01/23 (Call 03/01/21)(a)	2,775	2,199,641
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	3,239	3,599,339
8.25%, 08/01/23 (Call 06/01/23)	1,565	1,803,401
		396,037,043
Oil & Gas Services — 0.5%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)(b)	2,525	2,441,473
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 03/01/21)	2,050	1,829,625
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	5,125	4,830,312
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	2,715	2,828,749
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 03/01/21)(a)	1,560	1,526,200
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	4,375	4,511,719
11.00%, 12/01/24 (Call 12/01/21)(a)	9,378	8,041,635
		26,009,713
Security	Par (000)	Value

Packaging & Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	$6,144	$6,471,168
6.00%, 02/15/25 (Call 02/09/21)(a)	7,084	7,292,128
Ball Corp.
4.00%, 11/15/23	7,712	8,239,630
5.00%, 03/15/22(b)	6,702	6,988,159
5.25%, 07/01/25(b)	9,075	10,293,410
Berry Global Inc., 5.13%, 07/15/23 (Call 03/01/21)(b)	3,362	3,427,139
CANPACK SA/Eastern PA Land Investment Holding LLC,
3.13%, 11/01/25 (Call 11/01/22)(a)	560	568,193
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(a)	3,350	3,578,523
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	8,911	9,368,556
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 03/01/21)(a)(b)	5,604	5,688,372
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 03/01/21)(a)(b)	12,479	12,634,987
7.25%, 04/15/25 (Call 03/01/21)(a)(b)	11,967	11,818,160
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	6,384	6,838,860
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 03/01/21)(a).	4,050	4,162,767
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 02/14/21)(a)(b)	1,670	1,690,966
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	3,197	3,357,020
5.13%, 12/01/24 (Call 09/01/24)(a)	3,600	3,968,280
5.25%, 04/01/23 (Call 01/01/23)(a)	2,903	3,079,150
5.50%, 09/15/25 (Call 06/15/25)(a)	4,030	4,483,375
		113,948,843
Pharmaceuticals — 3.2%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 03/01/21)(a)	11,325	11,661,352
6.13%, 04/15/25 (Call 03/01/21)(a)	32,080	32,874,301
7.00%, 03/15/24 (Call 03/01/21)(a)	19,611	20,046,364
9.00%, 12/15/25 (Call 12/15/21)(a)	9,625	10,563,713
Elanco Animal Health Inc.
4.91%, 08/27/21(b)	4,328	4,423,475
5.27%, 08/28/23 (Call 07/28/23)(b)	6,060	6,570,565
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	5,520	6,037,259
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	3,595	3,867,206
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	12,210	12,222,051
2.80%, 07/21/23(b)	25,899	25,665,909
6.00%, 04/15/24 (Call 01/15/24)	10,469	11,025,768
7.13%, 01/31/25 (Call 10/31/24)	8,796	9,697,590
		154,655,553
Pipelines — 3.9%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 02/15/21)(a)	3,666	3,665,542
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 02/16/21)	5,180	5,143,740
7.88%, 05/15/26 (Call 05/15/23)(a)	1,570	1,676,315
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	5,390	5,659,500

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	$4,978	$5,052,670
4.15%, 07/01/23 (Call 04/01/23)	2,919	3,001,480
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 03/01/21)	12,945	13,284,806
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.75%, 04/01/25 (Call 03/01/21)	4,325	4,281,750
6.25%, 04/01/23 (Call 02/16/21)	4,410	4,433,807
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	3,778	3,881,730
4.75%, 09/30/21 (Call 06/30/21)(a)	3,866	3,904,660
4.95%, 04/01/22 (Call 01/01/22)(b)	1,707	1,759,907
5.38%, 07/15/25 (Call 04/15/25)	7,874	8,425,180
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5,950	5,798,870
4.40%, 04/01/24 (Call 01/01/24)	5,147	5,095,530
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	5,074	5,123,674
4.75%, 07/15/23 (Call 06/15/23)	6,895	7,136,325
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	5,930	6,203,669
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 03/01/21)(b)	510	482,942
6.50%, 10/01/25 (Call 03/01/21)	4,340	4,025,079
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	8,690	9,001,710
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	8,935	9,069,025
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 03/01/21)	3,784	3,494,682
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)(b)	4,825	4,936,699
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	4,969	5,287,115
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/01/21)	4,754	4,559,086
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	4,341	4,540,299
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,570	3,664,331
Ruby Pipeline LLC, 7.75%, 04/01/22(a)(b)	607	569,318
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	3,700	3,700,917
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 03/01/21)(a)	4,768	4,853,967
7.50%, 10/01/25 (Call 10/01/22)(a)	4,684	4,989,046
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/01/21)	5,524	5,565,430
5.13%, 02/01/25 (Call 02/18/21)	4,585	4,712,203
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,145	4,227,670
4.00%, 07/01/22 (Call 04/01/22)	4,310	4,415,983
4.10%, 02/01/25 (Call 01/01/25)	8,927	9,250,604
5.38%, 06/01/21 (Call 03/01/21)	2,900	2,907,504
		187,782,765
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 03/01/21)(a)(b)	5,605	5,912,658
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/01/21)(a)	1,421	1,464,518
Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/01/21)(a)(b)	$9,315	$9,593,984
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/01/21)(b)	10,615	10,779,533
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	5,058	5,468,558
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	3,362	3,481,141
7.63%, 06/15/25 (Call 06/15/22)(a)	5,380	5,851,086
WeWork Companies Inc., 7.88%, 05/01/25(a)	4,750	4,167,828
		46,719,306
Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)(b)	8,830	10,019,401
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 03/01/21)(a)	11,545	11,744,151
Felcor Lodging LP, 6.00%, 06/01/25 (Call 02/16/21)(b)	4,155	4,270,951
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	5,010	5,198,877
6.00%, 04/15/25 (Call 04/15/22)(a)	2,970	3,155,625
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	3,776	3,728,800
4.75%, 10/01/24 (Call 07/01/24)(b)	8,125	8,322,096
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	3,624	3,640,023
5.25%, 10/01/25 (Call 02/16/21)(a)	3,450	3,450,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	6,711	7,123,307
5.63%, 05/01/24 (Call 02/01/24)	9,518	10,228,614
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	4,930	4,910,280
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	5,070	5,477,642
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 03/01/21)	2,257	2,267,563
SBA Communications Corp.
4.00%, 10/01/22 (Call 02/11/21)	6,916	6,987,926
4.88%, 09/01/24 (Call 03/01/21)(b)	10,038	10,305,111
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	7,150	7,021,658
4.50%, 06/15/23 (Call 12/15/22)	4,150	4,172,291
4.50%, 03/15/25 (Call 09/15/24)	2,370	2,320,013
4.65%, 03/15/24 (Call 09/15/23)	3,655	3,611,219
5.00%, 08/15/22 (Call 02/15/22)	3,160	3,191,602
7.50%, 09/15/25 (Call 06/15/25)(b)	7,350	8,276,394
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	4,550	4,553,595
5.00%, 12/15/21 (Call 09/15/21)	5,940	6,024,883
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 03/01/21)(a)(b)	5,475	5,646,094
7.88%, 02/15/25 (Call 02/15/22)(a)	19,880	21,371,000
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/01/21)(a)	4,359	4,451,629
8.25%, 10/15/23 (Call 03/01/21)	9,666	9,812,695
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)(b)	7,000	7,120,707
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	2,000	1,410,420

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	$4,265	$4,470,964
		194,285,531
Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 03/01/21)(a)	6,534	6,648,868
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	4,485	4,787,737
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	2,875	2,796,685
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	3,085	3,420,494
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 03/01/21)(a)	11,717	11,859,947
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,249	3,389,339
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	4,545	4,688,281
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	4,845	5,099,362
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	7,645	7,896,684
8.50%, 10/30/25 (Call 10/30/21)(a)	5,775	6,139,199
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/01/21)	2,435	2,378,792
6.75%, 01/15/22 (Call 03/01/21)	2,591	2,530,371
6.75%, 06/15/23 (Call 02/16/21)	3,280	3,259,500
10.00%, 04/15/25 (Call 04/15/22)(a)(b)	3,850	4,286,013
GameStop Corp., 6.75%, 03/15/21 (Call 03/01/21)(a)(b)	1,097	1,098,618
Gap Inc. (The)
8.38%, 05/15/23(a)	4,660	5,361,936
8.63%, 05/15/25 (Call 05/15/22)(a)	6,590	7,378,823
Golden Nugget Inc.
6.75%, 10/15/24 (Call 03/01/21)(a)	12,689	12,706,130
8.75%, 10/01/25 (Call 03/01/21)(a)(b)	5,675	5,882,965
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	580	606,825
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	6,650	7,222,365
L Brands Inc.
5.63%, 10/15/23	598	646,588
6.88%, 07/01/25 (Call 07/01/22)(a)	5,510	6,008,410
9.38%, 07/01/25(a)	4,740	5,853,900
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	10,600	11,739,500
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	5,620	5,472,587
3.63%, 06/01/24 (Call 03/01/24)(b)	4,560	4,399,887
3.88%, 01/15/22 (Call 10/15/21)(b)	3,380	3,369,860
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(b)	1,250	1,265,504
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	4,910	5,020,720
PetSmart Inc.
5.88%, 06/01/25 (Call 03/01/21)(a)(b)	10,280	10,544,710
7.13%, 03/15/23 (Call 03/01/21)(a)	16,838	16,884,304
8.88%, 06/01/25 (Call 02/08/21)(a)	5,931	6,186,745
QVC Inc.
4.38%, 03/15/23(b)	6,190	6,521,902
4.45%, 02/15/25 (Call 11/15/24)(b)	5,622	6,030,663
4.85%, 04/01/24(b)	5,425	5,897,827
Rite Aid Corp.
6.13%, 04/01/23 (Call 03/01/21)(a)(b)	195	192,249
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	3,715	3,934,392
8.00%, 11/15/26 (Call 01/15/23)(a)	1,090	1,171,750
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%,11/28/25 (Call 11/28/22)(a)	3,190	3,333,550
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/01/21)	4,342	4,417,985
Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	$2,214	$2,237,026
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	6,010	6,595,975
		227,164,968
Semiconductors — 0.3%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	4,365	4,790,588
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	10,815	11,324,765
		16,115,353
Software — 1.6%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	5,560	5,993,580
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 02/16/21)(a)(b)	2,918	2,972,211
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	4,248	4,721,743
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/08/21)(a)	12,134	12,461,011
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(a)	3,825	3,856,958
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	4,560	4,681,446
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	17,034	17,527,134
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)	2,696	2,696,598
7.50%, 09/01/25 (Call 09/01/21)(a)	15,145	15,599,350
10.50%, 02/01/24 (Call 02/08/21)(a)(b)	7,562	7,580,905
		78,090,936
Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/01/21)(a)	3,163	3,182,373

Telecommunications — 7.0%
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)(b)	6,374	6,620,992
8.00%, 10/15/25 (Call 10/15/21)(a)	1,000	1,070,000
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)	11,025	11,323,777
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 02/08/21)(a)	11,101	11,309,144
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/21)(a)(b)	3,151	3,292,401
Escrow RCN Corp., 11.63%, 04/15/23(g)(h)	2,653	192,343
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	7,469	7,933,945
Hughes Satellite Systems Corp., 7.63%, 06/15/21	7,489	7,650,070
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 03/01/21)(a)	10,811	11,081,275
9.50%, 09/30/22(a)	3,595	4,035,987
Intrado Corp., 8.50%, 10/15/25 (Call 03/01/21)(a)(b)	9,985	9,912,609
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 02/12/21)	7,945	7,943,808
5.38%, 05/01/25 (Call 03/01/21)	6,850	7,033,237
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)(b)	4,379	4,773,110
Series S, 6.45%, 06/15/21	10,757	10,958,048
Series T, 5.80%, 03/15/22(b)	11,526	12,044,670
Series W, 6.75%, 12/01/23(b)	6,674	7,405,137
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	9,163	10,340,812
Nokia OYJ, 3.38%, 06/12/22	2,552	2,634,221
Plantronics Inc., 5.50%, 05/31/23 (Call 03/01/21)(a)	3,878	3,886,241
Qwest Corp., 6.75%, 12/01/21	8,069	8,445,223

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Communications Inc.
6.00%, 11/15/22	$19,835	$21,353,369
11.50%, 11/15/21	8,192	8,816,640
Sprint Corp.
7.13%, 06/15/24(b)	21,946	25,562,701
7.25%, 09/15/21	19,235	19,893,799
7.63%, 02/15/25 (Call 11/15/24)	12,425	14,858,747
7.88%, 09/15/23	38,372	44,325,081
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	13,384	14,561,658
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	1,940	1,960,448
4.00%, 04/15/22 (Call 03/16/22)	3,843	3,962,095
5.13%, 04/15/25 (Call 02/08/21)(b)	4,145	4,222,719
6.00%, 03/01/23 (Call 02/08/21)	12,062	12,092,155
6.00%, 04/15/24 (Call 02/08/21)(b)	8,295	8,380,853
ViaSat Inc., 5.63%, 09/15/25 (Call 02/08/21)(a)	6,330	6,466,411
		336,343,726
Transportation — 0.8%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 02/15/21)(a)(b)	6,114	5,515,439
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/01/21)(a)	3,624	3,627,828
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)	3,965	4,430,227
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/01/21)(a)	4,038	4,108,665
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	10,360	11,124,050
6.75%, 08/15/24 (Call 08/15/21)(a)	9,036	9,556,474
		38,362,683
Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	7,570	7,844,412
6.75%, 03/15/22 (Call 03/01/21)(a)(b)	3,605	3,605,000
		11,449,412
Total Corporate Bonds & Notes — 97.5% (Cost: $4,538,457,687)		4,659,669,813

Floating Rate Loan Interests Oil & Gas — 0.1%

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 11/01/25(i)	5,941	6,475,690

Total Floating Rate Loan Interests — 0.1% (Cost: $5,941,000)		6,475,690

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(f)(h)	9	0(j	)
Security	Shares (000)	Value

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(h)	93	$780,128

Total Warrants — 0.0% (Cost $399,377)		780,128

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(k)(l)(m)	479,303	479,590,121
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(k)(l)	78,289	78,289,000
		557,879,121

Total Short-Term Investments — 11.7% (Cost: $557,688,745)		557,879,121

Total Investments in Securities — 109.3% (Cost: $5,102,486,809)		5,224,804,752

Other Assets, Less Liabilities — (9.3)%		(442,612,862

Net Assets — 100.0%		$4,782,191,890

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Issuer filed for bankruptcy and/or is in default. (h) Non-income producing security.

(h)	Non-income producing security.

(i)	Fixed rate.

(j)	Rounds to less than $1.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.

(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$479,936,596	$—	$(297,461	)(a)	$(44,886)	$(4,128)	$479,590,121	479,303	$469,532	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,009,000	—	(23,720,000	)(a)	—	—	78,289,000	78,289	18,441		—
					$(44,886)	$(4,128)	$557,879,121		$487,973		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$4,659,074,500	$595,313		$4,659,669,813
Floating Rate Loan Interests	—	6,475,690	—		6,475,690
Warrants	—	780,128	0	(a)	780,128
Money Market Funds	557,879,121	—	—		557,879,121
	$557,879,121	$4,666,330,318	$595,313		$5,224,804,752

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind